10. Stockholders Deficit - Stock Option Activity (Details) (USD $)	15 Months Ended
Mar. 31, 2014
Equity [Abstract]
Beginning Balance, Options
Beginning Balance, Weighted Average Exercise Price
Options Granted	300,000
Options Granted, Weighted Average Exercise Price	$ 0.375
Options Granted, Weighted Average Remaining Contract (In Years)	5 years
Options Exercised
Options Forfeited/Cancelled
Ending Balance, Weighted Average Remaining Contract (In Years), Options Outstanding	4 years 8 months
Ending Balance, Weighted Average Remaining Contract (In Years), Options Exercisable	4 years 8 months
Grant date fair value of options	$ 66,458
Weighted average grant date fair value	$ 0.22